Business Combination (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) shares
Business Combination [Line Items]
Number of common shares issued | shares	56,600,000
Excess investment	$ 10,320
Payment for patents	500
Total payment on patents	$ 1,500
Discount on payments	25.00%
Percentage of milestone payment	7.00%
Amount of equity funding	$ 1,000
Estimates on Financing	$ 2,500
Technology [Member]
Business Combination [Line Items]
Discount on payments	5.00%
Estimated useful life	7 years
CliniQ [Member]
Business Combination [Line Items]
Percentage of voting equity interests acquired	54.01%